Accounts Payable and Accrued Expenses (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable and Accrued Expenses [Abstract]
Accounts payable	$ 238,516	$ 0	$ 26,665
Employee-related Liabilities, Current	155,563	76,409	0
Current portion of lease termination/abandonment payable	309,279	319,454	303,716
Legal fees	119,430	48,415	249,167
Consulting		0	155,833
Deferred issuance costs	0	154,596	0
Other	116,693	90,842	79,473
Accounts Payable and Accrued Liabilities, Current	$ 939,481	$ 689,716	$ 814,854